Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ 18,246	$ 3,681	$ (71,487)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	10,476	5,987	10,185
Amortization of premium and accretion of discount on marketable securities, net	(4,753)	(730)	6,385
Amortization of discount and issuance costs of convertible notes	2,555	2,541	2,527
Share -based compensation	73,942	68,698	71,755
Exchange rate fluctuations and other items, net	226	71	5
Impairment of intangible assets	0	0	27,629
Impairment of lease ROU asset	0	211	0
Revaluation of earn-out	3,202	(570)	(12,249)
Changes in assets and liabilities:
User funds	(1,707)	(8,582)	(15,307)
Operating lease ROU assets and liabilities	(104)	(205)	(1,485)
Other receivables	(18,316)	(2,877)	(4,847)
Trade payables	(409)	(3,195)	(113)
Deferred revenue	2,275	(306)	(792)
User accounts	(512)	9,171	14,416
Payment of earn-out	(843)	0	(504)
Escrow Payment for contingent consideration	(12,168)	0	0
Account payables, accrued expenses and other	7,967	8,232	3,994
Non-current liabilities	2,991	1,059	0
Net cash provided by operating activities	83,068	83,186	30,112
Investing activities:
Investment in marketable securities	(87,340)	(309,155)	(141,701)
Proceeds from maturities of marketable securities	159,216	273,186	130,701
Investment in short-term bank deposits	(66,357)	0	0
Proceeds from short-term bank deposits	8,213	46,858	0
Acquisition of business, net of cash acquired	(39,738)	0	0
Acquisition of intangible asset	(1,106)	0	(175)
Purchase of property and equipment	(1,303)	(1,053)	(1,198)
Capitalization of internal-use software	(103)	(60)	(1,000)
Other receivables and non-current assets	(300)	0	(1,251)
Net cash provided by (used in) investing activities	(28,818)	9,776	(14,624)
Financing activities:
Repurchases of ordinary shares	(100,081)	0	0
Proceeds from exercise of share options	3,349	2,765	3,765
Payment of earn-out	(4,357)	0	(1,105)
Proceeds from (payments of) withholding tax related to employees’ exercises of share options and RSUs	859	87	(2,028)
Repayment of debt to previous shareholder of the acquired business	(3,992)	0	0
Repayment of long-term loan	0	0	(2,269)
Net cash provided by (used in) financing activities	(104,222)	2,852	(1,637)
Effect of exchange rate fluctuations on cash, cash equivalents and restricted cash	(230)	(29)	(32)
Increase (decrease) in cash, cash equivalents and restricted cash	(50,202)	95,785	13,819
Cash, cash equivalents and restricted cash at the beginning of the year	183,674	87,889	74,070
Cash, cash equivalents and restricted cash at the end of the year	133,472	183,674	87,889
Supplemental non-cash disclosure:
Purchase of property and equipment	129	153	208
Share-based compensation capitalized in internal-use software	32	0	274
Other expenses capitalized in internal-use software	335	0	50
Lease liabilities arising from obtaining right-of-use assets	1,236	465	359
Supplemental cash flow disclosure:
Cash paid for income taxes	5,726	589	235
Cash paid for interest	118	145	246
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	133,472	183,674	86,752
Restricted cash	0	0	1,137
Total cash, cash equivalents and restricted cash	$ 133,472	$ 183,674	$ 87,889